Debt - Schedule of Notes Payable to FSB (Details) - First South National Bank [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Notes Payable Two Thousand Twenty-One [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 1,105,000
Notes Payable
Issuance Cost	$ 13,264
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Feb. 25, 2041
Interest	4.35%
Notes Payable Two Thousand Twenty One Two [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 1,278,400
Notes Payable
Issuance Cost	$ 10,085
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Jan. 25, 2031
Interest	4.35%
Notes Payable Two Thousand Twenty One Three [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 469,914
Notes Payable
Issuance Cost	$ 753
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Feb. 25, 2023
Interest	5.05%
Notes Payable Two Thousand Twenty Two [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 2,086,921
Notes Payable	1,733,807	1,690,053
Issuance Cost	$ 25,575
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Oct. 31, 2025
Interest	5.97%
Notes Payable Two Thousand Twenty Two Two [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 400,000
Notes Payable	375,943	372,963
Issuance Cost	$ 3,277
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Oct. 31, 2042
Interest	5.97%
Notes Payable Two Thousand Twenty Two Three [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 700,000
Notes Payable
Issuance Cost
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Aug. 16, 2023
Interest	7.17%
Notes Payable Two Thousand Twenty Two Four [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 568,000
Notes Payable	470,227	457,089
Issuance Cost	$ 4,531
Acquisition	Old 41
Entered	Dec. 16, 2022
Maturity	Dec. 16, 2025
Interest	6.50%
Notes Payable Two Thousand Twenty Two Five [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 640,000
Notes Payable	406,641	202,158
Issuance Cost	$ 5,077
Acquisition	Old 41
Entered	Dec. 16, 2022
Maturity	Dec. 16, 2025
Interest	6.50%
Notes Payable Two Thousand Twenty Three [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 375,000
Notes Payable	375,000	375,000
Issuance Cost	$ 6,877
Acquisition	Valley Vet
Entered	Nov. 08, 2023
Maturity	Jan. 29, 2026
Interest	8.50%
First South National Bank [Member]
Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 7,623,235
Notes Payable	3,361,618	$ 3,097,263	$ 5,767,302
Issuance Cost	$ 69,439